Annual Operating Expenses {- Fidelity® Blue Chip Growth Fund} - 07.31 Fidelity Blue Chip Growth Fund & Fidelity Blue Chip Value Fund Retail Combo PRO-07 - Fidelity® Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund-Retail Class
	Sep. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.63%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.76%

[1]

(a)The management fee is comprised of a basic fee of 0.52% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.